Shareholder Report, Holdings (Details)	Dec. 31, 2025
Schwab Monthly Income Fund - Target Payout | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Monthly Income Fund - Target Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Schwab Monthly Income Fund - Target Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Schwab Monthly Income Fund - Target Payout | Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Schwab Monthly Income Fund - Target Payout | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Monthly Income Fund - Target Payout | Cohen And Steers Preferred Securities And Income Fund, Inc., Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund - Target Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund - Target Payout | T Rowe Price Institutional Floating Rate Fund, Instutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Monthly Income Fund - Target Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Schwab Monthly Income Fund - Target Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Schwab Monthly Income Fund - Target Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%
Schwab Monthly Income Fund - Target Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
Schwab Monthly Income Fund - Target Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Schwab Monthly Income Fund - Target Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund - Target Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund - Target Payout | Fixed Income - Floating Rate Loans [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab Monthly Income Fund - Target Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Schwab Monthly Income Fund - Target Payout | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Monthly Income Fund - Target Payout | Fixed Income - High - Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Schwab Monthly Income Fund - Flexible Payout | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Monthly Income Fund - Flexible Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Schwab Monthly Income Fund - Flexible Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Schwab Monthly Income Fund - Flexible Payout | Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Schwab Monthly Income Fund - Flexible Payout | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Monthly Income Fund - Flexible Payout | Cohen And Steers Preferred Securities And Income Fund, Inc., Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund - Flexible Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund - Flexible Payout | T Rowe Price Institutional Floating Rate Fund, Instutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Monthly Income Fund - Flexible Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Schwab Monthly Income Fund - Flexible Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Schwab Monthly Income Fund - Flexible Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
Schwab Monthly Income Fund - Flexible Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Schwab Monthly Income Fund - Flexible Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Schwab Monthly Income Fund - Flexible Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund - Flexible Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund - Flexible Payout | Fixed Income - Floating Rate Loans [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab Monthly Income Fund - Flexible Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Schwab Monthly Income Fund - Flexible Payout | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Monthly Income Fund - Flexible Payout | Fixed Income - High - Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Schwab Monthly Income Fund - Income Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Schwab Monthly Income Fund - Income Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Schwab Monthly Income Fund - Income Payout | Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Schwab Monthly Income Fund - Income Payout | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Schwab Monthly Income Fund - Income Payout | Schwab 1-5 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Schwab Monthly Income Fund - Income Payout | Cohen And Steers Preferred Securities And Income Fund, Inc., Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund - Income Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Monthly Income Fund - Income Payout | T Rowe Price Institutional Floating Rate Fund, Instutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Monthly Income Fund - Income Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Schwab Monthly Income Fund - Income Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Schwab Monthly Income Fund - Income Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
Schwab Monthly Income Fund - Income Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Schwab Monthly Income Fund - Income Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Schwab Monthly Income Fund - Income Payout | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab Monthly Income Fund - Income Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund - Income Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Monthly Income Fund - Income Payout | Fixed Income - Floating Rate Loans [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab Monthly Income Fund - Income Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab Monthly Income Fund - Income Payout | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Schwab Monthly Income Fund - Income Payout | Fixed Income - High - Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%